Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Securities Available for Sale [Abstract]
Summary of securities available for sale

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Mortgage-backed securities:
FHLMC	$5,669	294	0	5,963
FNMA	4,076	301	0	4,377
Collateralized mortgage obligations:
FNMA	80	1	0	81

	9,825	596	0	10,421

Other marketable securities:
U.S. Government agency obligations	75,059	170	(4)	75,225
Corporate preferred stock	700	0	(455)	245

	75,759	170	(459)	75,470

	$85,584	766	(459)	85,891

December 31, 2011
Mortgage-backed securities:
FHLMC	$11,310	553	0	11,863
FNMA	7,670	499	0	8,169
Collateralized mortgage obligations:
FHLMC	335	4	0	339
FNMA	271	3	0	274

	19,586	1,059	0	20,645

Other marketable securities:
U.S. Government agency obligations	105,000	294	0	105,294
Corporate preferred stock	700	0	(525)	175

	105,700	294	(525)	105,469

	$125,286	1,353	(525)	126,114

Summary of contractual maturity adjusted for scheduled repayments of principal and projected prepayments

(Dollars in thousands)	Amortized Cost	Fair Value
Due less than one year	$65,519	66,007
Due after one year through five years	19,279	19,548
Due after five years through ten years	86	91
Due after ten years	700	245

Total	$85,584	85,891

Summary of unrealized losses and fair value for the securities available for sale

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012
Other marketable securities:
U.S. Government agency obligations	1	$4,996	(4)	0	$0	0	$4,996	(4)
Corporate preferred stock	0	0	0	1	245	(455)	245	(455)

Total temporarily impaired securities	1	$4,996	(4)	1	$245	(455)	$5,241	(459)

December 31, 2011
Other marketable securities:
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	0	$0	0	1	$175	(525)	$175	(525)